Pro Forma Revenue and Earnings (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information [Abstract]
Revenue		$ 2,779,541	$ 2,446,877	$ 2,064,305
Net income attributable to TSYS common shareholders		$ 364,044	$ 322,872	$ 244,750
Basic EPS attributable to TSYS common shareholders	[1]	$ 1.98	$ 1.73	$ 1.30
Diluted EPS attributable to TSYS common shareholders	[1]	$ 1.97	$ 1.72	$ 1.29
NetSpend Holdings Inc
Business Acquisition, Pro Forma Information [Abstract]
Revenue				$ 2,064,305
Net income attributable to TSYS common shareholders				$ 244,750
Basic EPS attributable to TSYS common shareholders				$ 1.30
Diluted EPS attributable to TSYS common shareholders				$ 1.29
Revenue				$ 2,286,348
Net income attributable to TSYS common shareholders				$ 239,775
Basic EPS attributable to TSYS common shareholders				$ 1.28
Diluted EPS attributable to TSYS common shareholders				$ 1.27

[1]	EPS amounts may not total due to rounding